Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 13,597	$ 264,538	$ 392,446
Prepaid expenses	20,250		377,780
Cash and marketable securities held in Trust Account	1,423,594	29,728,990
Total Current Assets	1,560,441	29,993,528	770,226
Cash held in Trust Account	6,297,612	7,372,451	309,790,455
TOTAL ASSETS	7,858,053	37,365,979	310,560,681
Current liabilities
Accounts payable and accrued expenses	1,739,989	469,268	1,243,172
Excise tax payable	3,076,240	3,062,004
Accrued offering costs	5,000	5,000	75,000
Income taxes payable	366,161	308,194	823,991
Total Current Liabilities	9,041,035	35,388,456	2,142,163
Deferred underwriting fee payable	10,500,000	10,500,000	10,500,000
Total Liabilities	19,541,035	45,888,456
Commitments (Note 6)
Common stock subject to possible redemption	6,127,635	7,292,641	309,097,930
Stockholders’ Deficit
Preferred stock value
Additional paid-in capital
Accumulated deficit	(17,811,367)	(15,815,868)	(11,180,162)
Total Stockholders’ Deficit	(17,810,617)	(15,815,118)	(11,179,412)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	7,858,053	37,365,979	310,560,681
Related Party
Current assets
Due from related party- Abpro	103,000
Current liabilities
Extension promissory note - related party	160,000	160,000
Advance from related parties	2,270,051	1,655,000
Previously Reported
Current liabilities
Total Liabilities		45,888,457	12,642,163
Series A Common Stock
Current liabilities
Common stock to be redeemed	1,423,594	29,728,990
Stockholders’ Deficit
Common stock value	749	749
Series B Common Stock
Stockholders’ Deficit
Common stock value	$ 1	$ 1	$ 750